Contingencies (Details) - RUB (₽) ₽ in Millions	Jun. 30, 2020	Dec. 31, 2019
Tax contingent liability [member]
Disclosure of contingent liabilities [line items]
Estimated tax contingencies	₽ 1,020	₽ 871